RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2011
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

The transactions between the Company and Maruwa Co., Ltd. (“Maruwa”), for which a representative director of the Company, Masahiko Goto, and certain of his family members have a majority of the voting rights, amounted to ¥ 2 million ($ 24 thousand) for advertising expenses for each of the years ended March 31, 2009, 2010 and 2011.

The Company’s purchases of raw materials and production equipment from Toa Co., Ltd., for which a representative director of the Company, Masahiko Goto, and certain of his family members have a majority of the voting rights, were ¥ 109 million, ¥ 28 million and ¥ 53 million ($ 639 thousand) during the years ended March 31, 2009, 2010 and 2011, respectively. The accounts payable of the Company related to these transactions were ¥ 5 million, ¥ 2 million and ¥ 11 million ($ 133 thousand) as of March 31, 2009, 2010 and 2011, respectively.

The outside director, Motohiko Yokoyama is a chairman of JTEKT Corporation. The Company’s purchases of raw materials and production equipment from JTEKT Corporation, were ¥ 614 million during March 31, 2009, ¥ 311 million during the year ended March 31, 2010 and ¥ 470 million ($ 5,663 thousand) during the year ended March 31, 2011.

The accounts payables of the Company related to these transactions were ¥ 27 million, ¥ 24 million and ¥ 57 million ($ 687 thousand) as of March 31, 2009, 2010, and 2011 respectively.